Equity Investments - Other equity investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2018
Private Equity Funds
Other equity investments
Aggregate purchase consideration				¥ 30,000,000
Equity method Investment amounts	¥ 34,100,000	¥ 34,600,000
Equity method investments authorized						¥ 30,000,000
Recognized gain (loss) of fair value	(400,000)	2,700,000	¥ 1,900,000
Yitong Technology
Other equity investments
Percentage of equity interest							10.00%
Aggregate purchase consideration							¥ 13,000,000
Equity method Investment amounts	13,000,000	13,000,000
Kesheng Jiada
Other equity investments
Percentage of equity interest					5.67%
Aggregate purchase consideration					¥ 15,000,000
Equity method Investment amounts	¥ 15,000,000	¥ 15,000,000
4K Garden
Other equity investments
Percentage of indirect equity interests					1.50%